INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of income tax expense	Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2023	2022	2023	2022
Current income taxes	(141)	(165)	(78)	(98)
Deferred income taxes	78	123	38	27
Income taxes	(63)	(42)	(40)	(71)
Effective tax rate	(28.1)%	(12.9)%	(21.3)%	(62.3)%